SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trade payables	$ 1,370,658	$ 2,723,531	$ 987,498
Payroll related liabilities	563,588	452,751	521,692
Accrued liabilities	367,211	186,148	282,032
Total accounts payable and accrued liabilities	$ 2,301,457	$ 3,362,430	$ 1,791,222